Financial instruments included in the statement of financial position and impact on income	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Financial assets
Non-current financial assets	352	60	292	352
Trade receivables	238	—	238	238
Cash and cash equivalents	63,021	—	63,021	63,021
Total assets	63,610	60	63,550	63,610
Financial liabilities
Non-current financial liabilities	36,002	—	36,002	36,002
Current financial liabilities	9,104	—	9,104	9,104
Trade payables and other payables	9,244	—	9,244	9,244
Total liabilities	53,349	—	54,349	54,349
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.
The principal risks faced by the Company are liquidity, foreign currency exchange, credit risk, interest rate and fair value.

Liquidity risk

Given the amount of cash and cash equivalents held by the Company as of June 30, 2022 (see Note 9 Cash and cash equivalents), the Company believes that it can manage the short-term liquidity risk, using proceeds from share issuance under the Equity Line and through anticipated deferment of the Loan from European Investment Bank which is subject to an agreement in principle and is expected to be formalized in the coming weeks (See Note 3.2 Use of Judgement estimates and assumptions for further details regarding going concern).

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks.

Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions.

Customer credit risk is limited, due in part to low trade receivables as of June 30, 2022 and, on the other hand, the high credit rating of the public authority for other receivables.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

Fair value

The fair value of financial instruments traded on an active market is based on the market price on the reporting date. The market prices used for the financial assets held by the Company are the bid prices in the market at the measurement date.
The carrying value of receivables and current liabilities is assumed to approximate their fair value.